Prepaid Expenses (Tables)	12 Months Ended
Sep. 30, 2025
Prepaid Expenses
Schedule of Prepaid Expenses

As of September 30, 2025 and 2024, prepaid expenses consisted of the following:

	As of September 30,
	2025	2024
Prepaid expenses(1)	$11,299,848	$350
Less: non-current portion	(6,028,021)	-
Amounts classified as current assets	$5,271,827	$350

(1)	The amount primarily represents $9,079,840 paid to service providers for business development and strategic expansion initiatives. These services included investor relations and brand-building support, market and feasibility assessments for new opportunities, and the identification of potential merger and acquisition targets. The balance also included prepaid professional fees of $2,219,529 for corporate governance and financial advisory services and $479 for office-related expenses.

Schedule of Aggregate Prepaid Expenses

The estimated aggregate prepaid expenses for the next five fiscal years is as follow:

During the year ended September 30,
2026	$5,271,827
2027	3,480,607
2028	1,311,540
2029	706,214
2030	529,660
Total prepaid expenses	$11,299,848